Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred Stock par value	$ 0.001	$ 0.001
Preferred Stock shares authorized	5,000,000	5,000,000
Preferred Stock shares issued	300,000	300,000
Preferred Stock shares outstanding	300,000	300,000
Common Stock par value	$ 0.0000000001	$ 0.0000000001
Common Stock shares authorized	10,000,000,000	10,000,000,000
Common Stock shares issued	4,269,909,409	4,269,909,409
Common Stock shares outstanding	3,644,909,409	3,644,909,409